Quarterly Holdings Report
for
Fidelity® Real Estate Investment Portfolio
April 30, 2022
REA-NPRT3-0622
1.800348.118
Common Stocks - 98.9%
	Shares	Value ($) (000s)
Equity Real Estate Investment Trusts (REITs) - 94.3%
REITs - Apartments - 9.6%
American Homes 4 Rent Class A	2,220,800	87,966
Invitation Homes, Inc.	2,686,300	106,968
Mid-America Apartment Communities, Inc.	842,800	165,762
UDR, Inc.	3,321,141	176,718
		537,414
REITs - Diversified - 36.3%
Apartment Income (REIT) Corp.	1,421,968	69,918
Crown Castle International Corp.	3,023,300	559,946
Digital Realty Trust, Inc.	1,694,800	247,644
Duke Realty Corp.	4,752,700	260,210
Equinix, Inc.	202,600	145,686
Gaming & Leisure Properties	2,658,610	117,989
Lamar Advertising Co. Class A	574,000	63,375
SBA Communications Corp. Class A	1,209,583	419,858
VICI Properties, Inc.	3,761,900	112,142
Washington REIT (SBI)	1,759,900	42,396
		2,039,164
REITs - Health Care - 10.3%
Medical Properties Trust, Inc.	3,733,973	68,668
Ventas, Inc.	3,591,554	199,511
Welltower, Inc.	3,440,840	312,463
		580,642
REITs - Hotels - 4.2%
DiamondRock Hospitality Co. (a)	4,763,000	50,583
Host Hotels & Resorts, Inc.	5,080,400	103,386
RLJ Lodging Trust	3,213,319	45,051
Ryman Hospitality Properties, Inc. (a)	397,200	37,130
		236,150
REITs - Management/Investment - 5.8%
American Assets Trust, Inc.	969,000	35,465
LXP Industrial Trust (REIT)	4,138,200	51,934
National Retail Properties, Inc. (b)	2,459,500	107,824
Weyerhaeuser Co.	3,183,200	131,212
		326,435
REITs - Manufactured Homes - 4.9%
Equity Lifestyle Properties, Inc.	2,007,074	155,107
Sun Communities, Inc. (b)	679,963	119,381
		274,488
REITs - Office Property - 1.5%
Highwoods Properties, Inc. (SBI)	834,523	34,082
Piedmont Office Realty Trust, Inc. Class A	1,373,900	22,120
Veris Residential, Inc. (a)	1,746,600	27,963
		84,165
REITs - Shopping Centers - 5.2%
Kimco Realty Corp.	4,129,490	104,600
Phillips Edison & Co., Inc. (b)	1,109,500	37,568
Realty Income Corp.	514,445	35,682
Regency Centers Corp.	1,224,400	84,275
Urban Edge Properties	1,465,800	27,396
		289,521
REITs - Single Tenant - 1.9%
Four Corners Property Trust, Inc.	1,057,000	29,025
Spirit Realty Capital, Inc.	1,725,100	74,956
		103,981
REITs - Storage - 6.9%
CubeSmart	3,130,200	148,716
Extra Space Storage, Inc.	803,340	152,635
Iron Mountain, Inc.	1,555,300	83,566
		384,917
REITs - Warehouse/Industrial - 7.7%
Prologis (REIT), Inc.	2,690,730	431,297
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		5,288,174
IT Services - 0.4%
Internet Services & Infrastructure - 0.4%
Cyxtera Technologies, Inc. (c)	1,500,000	18,045
Cyxtera Technologies, Inc. Class A (a)	603,700	7,263
		25,308
Real Estate Management & Development - 4.2%
Real Estate Development - 0.6%
Instone Real Estate Group BV (d)(e)	2,389,726	36,687
Real Estate Services - 3.6%
CBRE Group, Inc.	1,702,300	141,359
Realogy Holdings Corp. (a)	1,512,500	16,577
Zillow Group, Inc. Class C (a)	1,048,800	41,763
		199,699
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		236,386
TOTAL COMMON STOCKS (Cost $3,774,509)		5,549,868

Money Market Funds - 2.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.32% (f)	60,013,195	60,025
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	100,127,831	100,138
TOTAL MONEY MARKET FUNDS (Cost $160,163)		160,163

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $3,934,672)	5,710,031
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(100,287)
NET ASSETS - 100.0%	5,609,744

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,045,000 or 0.3% of net assets.

(d)	Affiliated company
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,687,000 or 0.7% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Cyxtera Technologies, Inc.	2/21/21	15,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	7,830	557,600	505,405	35	-	-	60,025	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	157,415	420,753	478,030	113	-	-	100,138	0.3%
Total	165,245	978,353	983,435	148	-	-	160,163

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Instone Real Estate Group BV	71,987	3,102	1,226	-	(547)	(36,629)	36,687
Total	71,987	3,102	1,226	-	(547)	(36,629)	36,687

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.